CONDENSED STATEMENT OF CASH FLOWS (Q3) - USD ($)	1 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,000)	$ 9,588,951
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants	0	(10,835,067)
Interest earned on marketable investments held in Trust Account	0	(16,799)
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000	0
Changes in operating assets and liabilities:
Prepaid expenses	0	217,773
Accrued expenses	0	798,234
Net cash used in operating activities	0	(246,908)
Net Change in Cash	0	(246,908)
Cash - Beginning	0	1,478,928
Cash - Ending	0	1,232,020
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs	62,450	0
Offering costs paid by Sponsor in exchange for issuance of founder shares	20,000	0
Offering costs paid through promissory note	$ 4,000	$ 0